DECOMMISSIONING AND RESTORATION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Disclosure of detailed information about decommissioning and restoration liability assumptions [Text Block]
The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Expected undiscounted cash flows	$56,122	$30,045
Discount rate	2.18%	2.26%
Inflation rate	1.95%	1.99%
Periods	2029	2028

The Kennady North Project mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2018:

December 31, 2018
Expected undiscounted cash flows	$175
Discount rate	1.86%
Inflation rate	1.95%
Periods	2021

Disclosure of detailed information about decommissioning and restoration liability activity [Text Block]
The continuity of the decommissioning and restoration liability at December 31, 2018 and 2017 is as follows:

	GK Mine	KNP	Total
Balance, at January 1, 2017	$24,266	$-	$24,266
Change in estimate of discounted cash flows	4,372	-	4,372
Accretion recorded during the year	562	-	562
Balance, at December 31, 2017	$29,200	$-	$29,200
Addition of balance at the time of KDI acquisition (Note 6)	-	173	173
Change in estimate of discounted cash flows	24,900	(8)	24,892
Accretion recorded during the year	656	1	657
Balance, at December 31, 2018	$54,756	$166	$54,922